Earnings per share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the three-month period ended March 31, 2023 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the three-month period ended March 31, 2022) on the settlement of the Green Exchangeable Notes (Note 14). It also included the potential issuance of 1,167,185 shares to Algonquin for the three-month period ended March 31, 2022 under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Item	For the three-month period ended March 31,
	2023	2022
	($ in thousands)
Loss attributable to Atlantica	(10,990)	(12,042)
Average number of ordinary shares outstanding (thousands) - basic	116,140	112,741
Average number of ordinary shares outstanding (thousands) - diluted	119,487	116,894
Earnings per share for the period (U.S. dollar per share) - basic	(0.09)	(0.11)
Earnings per share for the period (U.S. dollar per share) - diluted (*)	(0.09)	(0.11)

(*) The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2023 and 2022, as they have an antidilutive effect.